Share-Based Compensation	12 Months Ended
May 31, 2023
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
16.	SHARE-BASED COMPENSATION
2016 Share Incentive Plan
The Company adopted 2016 Share Incentive Plan (“2016 Share Incentive Plan”) in January 2016 to provide incentives to employees and directors after the expiration of the previous 2006 Share Incentive Plan. Under the 2016 Share Incentive Plan, the Company is authorized to issue up to 100,000,000 common shares pursuant to awards (including options) granted to its employees, directors and consultants. The 2016 Share Incentive Plan is effective upon its adoption by the board of directors and continue in effect for a term of ten years unless terminated sooner. Since the adoption of the 2016 Share Incentive Plan, the Company has granted a total of 71,681,298 NES, among which 19,595,518, nil and 20,759,130 were granted for the years ended May 31, 2021, 2022 and 2023, respectively. 428,228, 1,536,112 and 1,324,092 shares were forfeited for the years ended May 31, 2021, 2022 and 2023, respectively.
The Company’s board of directors may at any time amend, suspend or terminate the 2016 Share Incentive Plan. The following amendments to the 2016 Share Incentive Plan require approval from the shareholders (i) increase of the number of shares available under the 2016 Share Incentive Plan, (ii) extension of the term of the 2016 Share Incentive Plan, (iii) extension of the exercise period of an option beyond ten years, and (iv) any other amendments about which shareholders’ approval are necessary and desirable under applicable laws or stock exchange rules. The 2016 Share Incentive Plan is effective upon its adoption by the board and continue in effect for a term of ten years unless sooner terminated.
As of May 31, 2019, all options were fully vested and exercised.
NES
For the year ended May 31, 2023, nil treasury stock had been issued to employees and directors upon the vesting of their NES. As of May 31, 2023, 68,111,823 common shares out of 182,560,000 common shares held by the depositary bank had been issued to employees and directors upon the vesting of their NES, and 39,412,570 shares out of 121,446,630 treasury stock had been reissued to employees and directors upon the vesting of their NES.
The NES activities under the 2016 Share Incentive Plan for the year ended May 31, 2023 are summarized as follows:

	Number of NES	Weighted-average grant date fair (US$)
NES outstanding as of May 31, 2022	16,495,845	11.51
Granted	20,759,130	2.60
Vested	(5,659,610)	11.51

Forfeited	(1,324,092)	8.90
NES outstanding as of May 31, 2023	30,271,273	5.52
NES expect to vest as of May 31, 2023	30,271,273

The total fair value of NES vested for the years ended May 31, 2021, 2022 and 2023 were US$53,335, US$50,821 and US$65,142, respectively. The weighted average grant date fair value of NES granted for the years ended May 31, 2021, 2022 and 2023 were US$11.51, nil and
US$
2.60, respectively. As of May 31, 2023, the total unrecognized compensation expenses for NES of US$50,431 are expected to be recognized over a weighted average period of 1.4 years.

The total compensation expenses of NES are recognized
using graded vesting method
over the respective vesting periods. The Group recorded the related compensation expenses of US$29,353, US$118,487 and US$69,547 for the years ended May 31, 2021, 2022 and 2023, respectively.
East Buy
Pre-IPO
Share Option Scheme
On July 13, 2018, the board of directors of East Buy approved an employee’s share option plan (the
“Pre-IPO
Share Option Scheme”). The overall limit on the number of shares which may be issued upon exercise of all outstanding options granted and yet to be exercised under the
Pre-IPO
Share Option Scheme at any time must not exceed 47,836,985 (representing approximately 5.23% of the total number of shares in issue immediately before the date of the commencement of dealings in the shares on the Stock Exchange of Hong Kong Limited (without taking into account any shares that may be issued upon the Listing and any over-allotment option).
On March 7, 2019, pursuant to the list of grantees and respective numbers of options approved by the board of directors of East Buy, East Buy granted a total of 47,836,985 options to 144 grantees, including the directors, senior management of East Buy, contractors and other employees of
East Buy
. The grant date weight average fair value of
each
option is US$0.53 and the estimated fair value of the share options granted was US$21,613 on March 7, 2019. The exercise period is 6 years from the listing date of East Buy and the exercise price is US$1.13.
The movements of share options under the
Pre-IPO
Share Option Scheme are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Outstanding as of May 31, 2021	36,902,985	1.13
Forfeited	(837,500)	1.13
Exercised	(153,500)	1.13

Outstanding as of May 31, 2022	35,911,985	1.13
Exercised	(8,827,600)	1.13

Outstanding as of May 31, 2023	27,084,385	1.13

Options vested and expected to vest as of May 31, 2023	27,084,385	1.13

The Group used the discounted cash flow method to determine the fair value of underlying common shares of East Buy with the assistance of an independent valuation specialist. Based on the fair value of the underlying common shares of East Buy, the Group used the binomial option-pricing model to determine the fair value of the share option as of the grant date. Option valuation model requires the input of highly subjective assumptions, including the option’s expected life and the price volatility of the underlying shares, and changes in the subjective input assumptions can materially affect the fair value estimate of share options.
East Buy recorded the related compensation expenses of US$1,298 and nil for the years ended May 31, 2022 and 2023, respectively, in relation to the share options issued under the
Pre-IPO
Share Option Scheme.
East Buy
Post-IPO
Share Option Scheme
On January 30, 2019, the board of directors of East Buy approved an employee’s share option plan (the
“Post-IPO
Share Option Scheme”).

East Buy
Post-IPO
Share Option I

On January 29, 2020, pursuant to the list of grantees and respective numbers of options approved by the board of directors of East Buy, East Buy granted a total of 40,000,000 options to grantees, including the directors, senior management and other employees of
East Buy (“East Buy
Post-IPO
Share Option I”). The grant date weight average fair value of per option is US$1.56 and the estimated fair value of the share options granted was US$62,135 on January 29, 2020. The exercise period is 10 years from the granting day and the exercise price is US$3.26.
The movements of share options under the East Buy
Post-IPO
Share Option I are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Outstanding as of May 31, 2021	29,541,815	3.26
Forfeited	(10,088,192)	3.26
Cancelled	(7,971,290)	3.26
Cancelled and replaced by East Buy Post-IPO Share Option III (a)	(11,482,333)	0.67

Outstanding as of May 31, 2022 and 2023	—	—

Options vested and expected to vest as of May 31, 2023	—	—

(a)	Those options were cancelled and replaced as disclosed below.
East Buy has used the closing price of the shares as stated in the daily quotation sheet issued by the Stock Exchange of Hong Kong Limited on the grant date as the fair value of underlying common shares of East Buy. Based on the fair value of the underlying common shares of East Buy, East Buy has used binomial option-pricing model to determine the fair value of the share option as of the grant date with the assistance of an independent valuation specialist. Option valuation model requires the input of highly subjective assumptions, including the option’s expected life and the price volatility of the underlying shares, and changes in the subjective input assumptions can materially affect the fair value estimate of share options.
East Buy
Post-IPO
Share Option II

On August 25, 2020, pursuant to the list of grantees and respective numbers of options approved by the board of directors of
East Buy, East Buy
granted a total of 25,000,000 options to grantees including employees of
East Buy (“East Buy
Post-IPO
Share Option II”). The grant date weight average fair value of each
option was US$2.14 and the estimated fair value of the share options granted was US$53,872. The exercise period is 10 years from the granting day and the exercise price is US$4.39.

The movements of share options under the East Buy
Post-IPO
Share Option II are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Outstanding as of May 31, 2021	20,848,000	4.39
Forfeited	(6,445,000)	4.39
Cancelled	(6,311,000)	4.39
Cancelled and replaced by East Buy Post-IPO Share Option III (a)	(8,092,000)	0.67

Outstanding as of May 31, 2022 and 2023	—	—

Options vested and expected to vest as of May 31, 2023	—	—

(a)	Those options were cancelled and replaced as disclosed below.
The assumptions used to estimate the fair value of the share options granted under East Buy Post-IPO Share Option II, are as follows:

	August 25, 2020
Weighted average share price	US$	4.52
Exercise price	US$	4.39
Expected volatility		49.5%
Expected life		10 years
Risk-free rate		0.44%
Expected dividend yield		0.00%
East Buy has used the closing price of the shares as stated in the daily quotation sheet issued by the Stock Exchange of Hong Kong Limited on the grant date as the fair value of underlying common shares of East Buy. Based on the fair value of the underlying common shares of East Buy, East Buy has used binomial option-pricing model to determine the fair value of the share option as of the grant date with the assistance of an independent valuation specialist. Option valuation model requires the input of highly subjective assumptions, including the option’s expected life and the price volatility of the underlying shares, and changes in the subjective input assumptions can materially affect the fair value estimate of share options.
On November 15, 2021, the Company’s board of directors cancelled 14,282,290
Post-IPO
Share options in
Post-IPO
Share Option I and II. Share-based compensation expenses of US$8,146 which otherwise would have been recognized for the services received over the remainder of the vesting period after considering the employee resignation were recognized immediately in the consolidated statements of operations for the year ended May 31, 2022.

East Buy
Post-IPO
Share Option III
On November 15, 2021, the Company’s board of directors granted a total of 24,986,000 options to employees of East Buy (“
East Buy
Post-IPO
Share Option III”). The grant date weighted average fair value of each
option was US$0.32 and the estimated fair value of the share options granted was US$7,995. The exercise period is 10 years from the date of grant day and the exercise price is US$0.67.
On that same day, the Company’s board of directors also approved the modification of options previously granted as
“Post-IPO
Share Options I and II.” Specifically, the number of options previously granted was increased and the exercise price of such options was reduced to $0.67 per common
share. The related vesting schedule of such options was also extended to 10 years from November 15, 2021. The Company accounted for the above transaction as a share option modification and measured the fair value of such options at the time of the modification. The Company recognized the incremental cost related to the vested options as share-based compensation expenses in the consolidated statements of operations for the year ended May 31, 202
2
. The Company will recognize the unvested cost remaining from the original nonvested option as well as incremental cost at the time of the modification over the remaining

portion of the vesting period of the modified option.
The movements of share options under the
East Buy
Post-IPO
Share Option III are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Granted on November 15, 2021	24,986,000	0.67
Forfeited	(2,447,497)	0.67
Granted to replace cancelled options	23,455,590	0.67

Outstanding as of May 31, 2022	45,994,093	0.67

Forfeited	(1,216,275)	0.67
Exercised	(4,315,008)	0.67

Outstanding as of May 31, 2023	40,462,810	0.67

Options vested and expected to vest as of May 31, 2023	40,462,810	0.67

	November 15, 2021
Weighted average share price	US$	0.67
Exercise price	US$	0.67
Expected volatility		61%
Expected life		10 years
Risk-free rate		1.63%
Expected dividend yield		0.00%
East Buy has used the closing price of the shares as stated in the daily quotation sheet issued by the Stock Exchange of Hong Kong Limited on the grant date as the fair value of underlying common shares of East Buy. Based on the fair value of the underlying common shares of East Buy, East Buy has used binomial option-pricing model to determine the fair value of the share option as of the grant date with the assistance of an independent valuation specialist. Option valuation model requires the input of highly subjective assumptions, including the option’s expected life and the price volatility of the underlying shares, and changes in the subjective input assumptions can materially affect the fair value estimate of share options.
East Buy recognized the total compensation expenses of US$13,183 and US$10,897 for the years ended May 31, 2022 and 2023, respectively, in relation to the
Post-IPO
Share Option Scheme.

East Buy 2023 Scheme
On February 20, 2023, the board of directors of East Buy approved a new post-IPO
share scheme (“East Buy 2023 Scheme”).
On April 11, 2023, pursuant to the list of grantees and respective numbers of options approved by the board of directors of East Buy, East Buy granted a total of 30,459,000 share awards to grantees, including the directors, senior management and other employees of East Buy. Each grant has a total vesting period of
3 years from the date of grant, and
between
20
% to
50
% of the total NES will
vest
annually
within
the
vesting period
upon certain performance conditions are met
.
The movements of share awards under the East Buy 2023 Scheme for the year ended May 31, 2023 are summarized as follows:

	Number of shares	Weighted-average grant date fair value US$
Granted on April 11, 2023	30,459,000	3.69
Vested	—	—
Forfeited	(145,000)	3.69
Outstanding as of May 31, 2023	30,314,000	3.69

Vested and expect to vest as of May 31, 2023	30,314,000

East Buy recognized the total compensation expenses of US$9,344 for the year ended May 31, 2023 in relation to the East Buy 2023 Scheme.
As of May 31, 2023, the total unrecognized compensation expenses for NES of US$102,647 are expected to be recognized over a weighted average period of 1.9 years.
At the end of each reporting period, the Group revises its estimates of the number of share awards that are expected to vest based on all relevant non-market
vesting conditions, with the impact of the revision to original estimates, if any, in profit or loss
, along with a corresponding adjustment to equity.